Share-Based Compensation - Schedule of Non Vested Share Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Option [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	9,700,553
Weighted Average Grant-Date Fair Value, Non-vested Beginning	$ 4.19
Granted	3,549,705
Weighted Average Grant-Date Fair Value, Granted	$ 6.56	$ 4.14	$ 6.08
Vested	(4,847,631)
Weighted Average Grant-Date Fair Value, Vested	$ 4.18
Exercised	(148,434)
Weighted Average Grant-Date Fair Value, Exercised	$ 4.18
Cancelled/forfeited	(1,445,718)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 5.23
Non-vested Ending	6,808,475	9,700,553
Weighted Average Grant-Date Fair Value, Non-vested Ending	$ 5.21	$ 4.19
Restricted Share Unit [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	3,668,839
Weighted Average Grant-Date Fair Value, Non-vested Beginning	$ 4.86
Granted	2,862,298	1,685,864	2,195,040
Weighted Average Grant-Date Fair Value, Granted	$ 6.75
Vested	(2,145,356)
Weighted Average Grant-Date Fair Value, Vested	$ 5.06
Cancelled/forfeited	(174,120)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 5.6
Non-vested Ending	4,211,661	3,668,839
Weighted Average Grant-Date Fair Value, Non-vested Ending	$ 5.97	$ 4.86
Restricted Share Award [Member]
Schedule of Non Vested Share Option Activity [Line Items]
Non-vested Beginning	2,590,900
Weighted Average Grant-Date Fair Value, Non-vested Beginning	$ 2.85
Granted	496,219
Weighted Average Grant-Date Fair Value, Granted	$ 6.66
Vested	(1,791,669)
Weighted Average Grant-Date Fair Value, Vested	$ 3.91
Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
Non-vested Ending	1,295,450	2,590,900
Weighted Average Grant-Date Fair Value, Non-vested Ending	$ 2.85	$ 2.85